INCOME TAX - Reconciliation of the federal income tax rate to the Company's effective tax rate (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
INCOME TAX
Statutory federal income tax rate	21.00%	21.00%	21.00%
Business combination expenses	(0.25%)	15.27%	(0.51%)
Change in fair value of warrant liability		1.70%	(12.61%)
Change in fair value of PIPE derivative liability		(6.07%)	(8.28%)
Transaction costs - warrants		0.00%	0.00%
Penalties & Interest		0.08%	0.07%
Valuation allowance		15.73%	4.97%
Income tax provision	0.47%	47.71%	4.64%